PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	September 30, 2016	December 31, 2015
Software / website development	$8,219	$8,219
Equipment	141,125	136,585
Leasehold improvements	104,166	104,166
Property and equipment, gross	253,510	248,970
Accumulated depreciation	(81,552)	(40,620)
Property and equipment, net	$171,958	$208,350

Property and equipment, net consist of the following:

	December 31, 2015	December 31, 2014
Software / website development	$8,219	$2,139
Equipment	136,585	35,698
Leasehold improvements	104,166	24,092

Property and equipment, gross	248,970	61,929
Accumulated depreciation	(40,620)	(1,255)
Property and equipment, net	$208,350	$60,674

Property and equipment, net consist of the following:

	December 31,
	2014	2013
Software	$2,139	$-
Equipment	35,698	-
Leasehold improvements	24,092	-

Property and equipment, gross	61,929	-
Accumulated depreciation	(1,255)	-
Property and equipment, net	$60,674	$-